Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2010 Regulated Segment [Member]	Dec. 31, 2011 Other Segment [Member]	Dec. 31, 2010 Other Segment [Member]	Dec. 31, 2009 Other Segment [Member]
Goodwill [Line Items]
Beginning balance	$ 27,918	$ 30,857	$ 23,797	$ 26,736	$ 4,121	$ 4,121	$ 4,121
Goodwill acquired during year	1,531	432	1,531	432
Reclassifications to utility plant acquisition adjustment	(1,573)	(1,722)	(1,573)	(1,722)
Other	(932)	(1,649)	(932)	(1,649)
Ending balance	$ 26,944	$ 27,918	$ 22,823	$ 23,797	$ 4,121	$ 4,121	$ 4,121